Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services
Net revenue	€ 6,063,967	€ 4,933,118	€ 5,340,038
Assets by geographical area	21,533,977	19,233,835	15,274,776
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	542,718	467,694	454,369
Spain.
Disclosure of products and services
Net revenue	320,631	362,407	339,169
Assets by geographical area	1,156,068	1,092,435	1,117,647
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	60,503	71,022	93,787
Rest of European Union
Disclosure of products and services
Net revenue	711,579	544,042	495,323
Assets by geographical area	6,600,264	5,393,407	2,927,198
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	107,030	91,388	92,873
USA and Canada.
Disclosure of products and services
Net revenue	3,855,607	3,154,549	3,599,746
Assets by geographical area	11,561,068	10,525,140	9,138,360
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	363,034	295,526	253,442
Rest of the world
Disclosure of products and services
Net revenue	1,176,150	872,120	905,800
Assets by geographical area	2,216,577	2,222,853	2,091,571
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 12,151	€ 9,758	€ 14,267